Property, plant and equipment Disclosure Depreciation of Right of use Assets (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure of leases [Abstract]
Disclosure of depreciation and amortisation expense [text block]

	Year ended December 31, 2019	Year ended December 31, 2018	Year ended December 31, 2017
	€m	€m	€m
Depreciation
Land and Buildings	10.7	—	—
Plant and equipment	5.2	—	—
Computer equipment	0.2	—	—
Depreciation expense of right-of-use assets	16.1	—	—